Balance Sheets (Parenthetical) - USD ($)	May 31, 2017	May 31, 2016
Convertible loans, net of discount	$ 237,608,000	$ 134,148
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	850,000,000	850,000,000
Common stock, shares issued	301,640,836	258,792,500
Common stock, shares outstanding	301,640,836	258,792,500
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	50,000,000	0
Preferred stock, shares outstanding	50,000,000	0